STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stock-based compensation granted	$ 9,000,000	$ 10,085,140	$ 15,862,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		0	64,860,346
Accrued stock-based compensation	$ 1,386,497	$ 1,386,497	$ 1,386,500